Net Loss Per Share Attributable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	For the Twelve Months Ended December 31,
	2022		2021
	Class A	Class C	Class A	Class C
Numerator:
Net loss attributable to common stockholders (in thousands)	$(100,298)	$(2,519)	$(149,960)	$(3,437)
Denominator:
Weighted-average shares used in computing net loss per attributable to common stockholders, basic and diluted	228,925,258	5,750,000	112,717,964	2,583,562

Net loss per share
Net loss per share attributable to common shareholders, basic and diluted	$(0.44)	$(0.44)	$(1.33)	$(1.33)